Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	May 31, 2014	Oct. 16, 2012	Oct. 31, 2012	Feb. 28, 2015	May 31, 2014	May 31, 2013	Jan. 20, 2014 Project	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Severance expense				$ 125,000	$ 172,000
Severance liabilities	193,000			69,000	193,000
Asset purchase, cash paid	3,500,000	3,500,000	3,500,000			3,500,000
Asset Purchase Agreement Aggregate Consideration Paying Period				10 years	10 years
Stock based compensation expense						1,128,000
Progenics Pharmaceuticals, Inc.
Commitment And Contingencies [Line Items]
Royalty on every net sales	5.00%			5.00%	5.00%
Project Work Order
Commitment And Contingencies [Line Items]
Number of research studies projects							2
Number of projects terminated							1
Project termination notice period							30 days
Estimated combined cost of two separate studies	9,300,000				9,300,000
Estimated remaining cost					3,700,000
Payment to CRO for deposit								790,000
Termination period upon prior notice					30 days
Percentage of remaining contract amount for direct services to be paid upon termination					30.00%
Postponed research studies amounts allowed to be applied to all amounts due to the CRO					343,000
Project Work Order | One Study
Commitment And Contingencies [Line Items]
Estimated cost terminated without penalty	4,300,000				4,300,000
Project Work Order | Amarex Clinical Research, LLC
Commitment And Contingencies [Line Items]
Estimated remaining cost					1,000,000
Initial Payment
Commitment And Contingencies [Line Items]
Asset purchase, cash paid					3,500,000
Milestone Payments | US Phase III trial
Commitment And Contingencies [Line Items]
Asset purchase, cash paid				1,500,000	1,500,000
Milestone Payments | US new drug application approval by the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid				5,000,000	5,000,000
Development Milestone Payments
Commitment And Contingencies [Line Items]
Royalty on every net sales	7.50%			7.50%	7.50%
Asset Purchase Agreement Aggregate Consideration Paying Period				10 years	10 years
Minimum annual license maintenance fees				150,000	150,000
Development Milestone Payments | US Phase III trial
Commitment And Contingencies [Line Items]
Asset purchase, cash paid				1,000,000	1,000,000
Development Milestone Payments | US new drug application approval by the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid				500,000	500,000
Development Milestone Payments | New Drug Application with the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid				500,000	500,000
Director
Commitment And Contingencies [Line Items]
Salary				13,890	13,890
Cash severance payment				$ 13,890	$ 13,890
Severance period				33 months	33 months
Reimbursement of health insurance period				9 months	9 months
Director | Stock Option Award Agreement dated Dec 6,2010
Commitment And Contingencies [Line Items]
Stock option award agreement	500,000			500,000	500,000
Stock Option granted, per share	$ 1.19			$ 1.19	$ 1.19
Director | Stock Option Award Agreement dated September 22,2010
Commitment And Contingencies [Line Items]
Options granted				25,000	25,000
Director | Stock Option Award Agreement dated April 16,2012
Commitment And Contingencies [Line Items]
Stock option award agreement	750,000			750,000	750,000
Stock Option granted, per share	$ 2.00			$ 2.00	$ 2.00
Option immediate vesting				1,500,000	1,500,000
Options forfeiture				750,000	750,000